7. SUBSEQUENT EVENT (Sept, 2018 Note)	3 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENT

7.	SUBSEQUENT EVENT

On October 16, 2018 the Company entered into agreements with accredited investors for the sale and purchase of 1,600,000 shares of our common stock, $0.01 par value at a purchase price of $1.25 per share. The Company received $2,000,000 in gross proceeds from the offering. The Company intends to use the net proceeds from this placement for general working capital purposes.

In conjunction with the placement, the Company also entered into a registration rights agreement with the investors, whereby it is obligated to file a registration statement with the Securities Exchange Commission on or before 90 calendar days after October 16, 2018 to register the resale by the investors of 1,600,000 shares of our common stock purchased in the placement.